PORTFOLIO OF INVESTMENTS – as of October 31, 2022 (Unaudited)

Natixis Sustainable Future 2045 Fund

Shares	Description	Value (†)

Common Stocks – 56.9% of Net Assets

	Aerospace & Defense – 1.2%
242	AAR Corp.(a)	$10,725
53	Axon Enterprise, Inc.(a)	7,708
552	Boeing Co. (The)(a)	78,666
50	L3Harris Technologies, Inc.	12,323
35	Lockheed Martin Corp.	17,034
77	Moog, Inc., Class A	6,526
10	Northrop Grumman Corp.	5,490
130	Raytheon Technologies Corp.	12,327

		150,799

	Air Freight & Logistics – 0.4%
334	Expeditors International of Washington, Inc.	32,682
17	FedEx Corp.	2,725
94	GXO Logistics, Inc.(a)	3,434
66	United Parcel Service, Inc., Class B	11,073

		49,914

	Airlines – 0.2%
245	Alaska Air Group, Inc.(a)	10,893
233	Delta Air Lines, Inc.(a)	7,905
772	JetBlue Airways Corp.(a)	6,207

		25,005

	Auto Components – 0.5%
40	Aptiv PLC(a)	3,643
739	BorgWarner, Inc.	27,735
521	Dana, Inc.	8,315
92	Dorman Products, Inc.(a)	7,509
69	Visteon Corp.(a)	9,002

		56,204

	Automobiles – 1.0%
1,083	General Motors Co.	42,508
319	Tesla, Inc.(a)	72,585
73	Thor Industries, Inc.	5,947

		121,040

	Banks – 2.9%
316	Ameris Bancorp	16,277
952	Bank of America Corp.	34,310
360	Cadence Bank	9,954
970	Citigroup, Inc.	44,484
134	Citizens Financial Group, Inc.	5,481
53	First Republic Bank	6,365
1,704	FNB Corp.	24,623
1,189	Fulton Financial Corp.	21,675
518	Huntington Bancshares, Inc.	7,863
320	International Bancshares Corp.	15,872

Ry, Shares	Description	Value (†)

Common Stocks – continued

	Banks – continued
176	JPMorgan Chase & Co.	$22,155
195	KeyCorp	3,485
111	PNC Financial Services Group, Inc. (The)	17,963
161	Regions Financial Corp.	3,534
381	Truist Financial Corp.	17,065
495	Trustmark Corp.	18,102
158	U.S. Bancorp	6,707
301	Webster Financial Corp.	16,332
1,131	Wells Fargo & Co.	52,015
132	Wintrust Financial Corp.	12,358

		356,620

	Beverages – 1.3%
63	Boston Beer Co., Inc. (The), Class A(a)	23,517
295	Coca-Cola Co. (The)	17,656
181	Keurig Dr Pepper, Inc.	7,030
895	Monster Beverage Corp.(a)	83,879
122	PepsiCo, Inc.	22,153

		154,235

	Biotechnology – 2.0%
101	AbbVie, Inc.	14,786
288	Alnylam Pharmaceuticals, Inc.(a)	59,691
44	Amgen, Inc.	11,895
173	Arrowhead Pharmaceuticals, Inc.(a)	6,022
31	Biogen, Inc.(a)	8,787
208	BioMarin Pharmaceutical, Inc.(a)	18,019
325	CRISPR Therapeutics AG(a)	17,011
147	Gilead Sciences, Inc.	11,534
208	Halozyme Therapeutics, Inc.(a)	9,944
72	Incyte Corp.(a)	5,352
89	Neurocrine Biosciences, Inc.(a)	10,246
78	Regeneron Pharmaceuticals, Inc.(a)	58,403
27	United Therapeutics Corp.(a)	6,224
12	Vertex Pharmaceuticals, Inc.(a)	3,744

		241,658

	Building Products – 0.7%
140	Builders FirstSource, Inc.(a)	8,632
51	Carlisle Cos., Inc.	12,179
96	Carrier Global Corp.	3,817
324	Fortune Brands Home & Security, Inc.	19,544
40	Lennox International, Inc.	9,343
486	Masco Corp.	22,487
120	Owens Corning	10,273
101	Trex Co., Inc.(a)	4,857

		91,132

	Capital Markets – 3.3%
21	Ameriprise Financial, Inc.	6,492
725	Bank of New York Mellon Corp. (The)	30,530

Shares	Description	Value (†)

Common Stocks – continued

	Capital Markets – continued
11	BlackRock, Inc.	$7,105
40	Cboe Global Markets, Inc.	4,980
485	Charles Schwab Corp. (The)	38,640
66	CME Group, Inc.	11,438
80	FactSet Research Systems, Inc.	34,039
108	Goldman Sachs Group, Inc. (The)	37,207
418	Intercontinental Exchange, Inc.	39,948
257	Janus Henderson Group PLC	5,852
1,096	KKR & Co., Inc.	53,298
14	MarketAxess Holdings, Inc.	3,417
23	Moody’s Corp.	6,092
63	Morgan Stanley	5,177
65	MSCI, Inc.	30,476
32	Northern Trust Corp.	2,699
21	S&P Global, Inc.	6,746
495	SEI Investments Co.	26,878
611	State Street Corp.	45,214
50	Virtus Investment Partners, Inc.	8,575

		404,803

	Chemicals – 0.6%
43	Air Products & Chemicals, Inc.	10,767
46	DuPont de Nemours, Inc.	2,631
140	HB Fuller Co.	9,760
99	Innospec, Inc.	9,899
57	Linde PLC	16,949
182	Livent Corp.(a)	5,746
119	Minerals Technologies, Inc.	6,546
68	Stepan Co.	7,102

		69,400

	Commercial Services & Supplies – 0.2%
71	MSA Safety, Inc.	9,531
85	Tetra Tech, Inc.	12,009
149	Viad Corp.(a)	5,555
25	Waste Management, Inc.	3,959

		31,054

	Communications Equipment – 0.2%
170	Ciena Corp.(a)	8,143
27	F5, Inc.(a)	3,858
95	Lumentum Holdings, Inc.(a)	7,073

		19,074

	Construction & Engineering – 0.2%
278	AECOM	20,928

	Construction Materials – 0.2%
27	Martin Marietta Materials, Inc.	9,071
65	Vulcan Materials Co.	10,641

		19,712

Shares	Description	Value (†)

Common Stocks – continued

	Consumer Finance – 0.9%
1,524	Ally Financial, Inc.	$42,001
206	American Express Co.	30,581
399	Capital One Financial Corp.	42,302

		114,884

	Containers & Packaging – 0.1%
39	Ball Corp.	1,926
231	Sonoco Products Co.	14,341

		16,267

	Distributors – 0.1%
50	Genuine Parts Co.	8,893

	Diversified Consumer Services – 0.1%
84	Grand Canyon Education, Inc.(a)	8,453
173	Service Corp. International	10,485

		18,938

	Diversified Telecommunication Services – 0.4%
664	AT&T, Inc.	12,105
184	Iridium Communications, Inc.(a)	9,481
216	Lumen Technologies, Inc.	1,590
807	Verizon Communications, Inc.	30,158

		53,334

	Electric Utilities – 0.4%
183	American Electric Power Co., Inc.	16,089
232	Eversource Energy	17,697
94	IDACORP, Inc.	9,842

		43,628

	Electrical Equipment – 0.5%
98	Eaton Corp. PLC	14,707
128	Emerson Electric Co.	11,085
65	Hubbell, Inc.	15,436
78	Regal Rexnord Corp.	9,870
22	Rockwell Automation, Inc.	5,617
204	Sunrun, Inc.(a)	4,592

		61,307

	Electronic Equipment, Instruments & Components – 0.7%
137	Advanced Energy Industries, Inc.	10,775
99	Amphenol Corp., Class A	7,507
291	Avnet, Inc.	11,695
183	Cognex Corp.	8,460
52	Corning, Inc.	1,673
37	Keysight Technologies, Inc.(a)	6,443
36	Littelfuse, Inc.	7,929
102	Mobileye Global, Inc., Class A(a)	2,691
169	TE Connectivity Ltd.	20,657
14	Teledyne Technologies, Inc.(a)	5,572

		83,402

Shares	Description	Value (†)

Common Stocks – continued

	Energy Equipment & Services – 0.2%
932	Archrock, Inc.	$6,999
153	Baker Hughes Co.	4,232
407	ChampionX Corp.	11,649
134	Schlumberger NV	6,972

		29,852

	Entertainment – 2.4%
200	Activision Blizzard, Inc.	14,560
87	Electronic Arts, Inc.	10,958
376	Netflix, Inc.(a)	109,747
213	Take-Two Interactive Software, Inc.(a)	25,236
929	Walt Disney Co. (The)(a)	98,976
2,447	Warner Bros. Discovery, Inc.(a)	31,811

		291,288

	Food & Staples Retailing – 0.6%
140	BJ’s Wholesale Club Holdings, Inc.(a)	10,836
30	Costco Wholesale Corp.	15,045
76	Kroger Co. (The)	3,594
258	SpartanNash Co.	9,213
331	Sprouts Farmers Market, Inc.(a)	9,765
100	Walgreens Boots Alliance, Inc.	3,650
128	Walmart, Inc.	18,218

		70,321

	Food Products – 1.0%
241	Campbell Soup Co.	12,751
203	Conagra Brands, Inc.	7,450
129	Darling Ingredients, Inc.(a)	10,124
188	General Mills, Inc.	15,337
35	Hershey Co. (The)	8,357
206	Hormel Foods Corp.	9,569
94	Ingredion, Inc.	8,377
64	J.M. Smucker Co. (The)	9,642
186	Kellogg Co.	14,289
134	Kraft Heinz Co. (The)	5,155
116	McCormick & Co., Inc.	9,122
251	Mondelez International, Inc., Class A	15,432

		125,605

	Gas Utilities – 0.2%
317	New Jersey Resources Corp.	14,151
108	ONE Gas, Inc.	8,368

		22,519

Shares	Description	Value (†)

Common Stocks – continued

	Health Care Equipment & Supplies – 0.9%
121	Abbott Laboratories	$11,972
87	Baxter International, Inc.	4,728
37	Becton Dickinson & Co.	8,731
13	Cooper Cos., Inc. (The)	3,554
20	Edwards Lifesciences Corp.(a)	1,449
100	Globus Medical, Inc., Class A(a)	6,700
76	Haemonetics Corp.(a)	6,456
88	Intuitive Surgical, Inc.(a)	21,689
235	LeMaitre Vascular, Inc.	10,199
146	Medtronic PLC	12,752
50	Penumbra, Inc.(a)	8,574
29	Shockwave Medical, Inc.(a)	8,501
71	STAAR Surgical Co.(a)	5,032
11	Teleflex, Inc.	2,360

		112,697

	Health Care Providers & Services – 1.4%
145	Acadia Healthcare Co., Inc.(a)	11,789
70	Centene Corp.(a)	5,959
23	Chemed Corp.	10,738
24	Cigna Corp.	7,753
120	CVS Health Corp.	11,364
24	Elevance Health, Inc.	13,122
91	Encompass Health Corp.	4,954
175	HCA Healthcare, Inc.	38,057
77	Henry Schein, Inc.(a)	5,271
20	Humana, Inc.	11,162
22	Laboratory Corp. of America Holdings	4,881
254	Select Medical Holdings Corp.	6,523
136	Tenet Healthcare Corp.(a)	6,033
59	UnitedHealth Group, Inc.	32,754

		170,360

	Health Care Technology – 0.5%
1,058	Doximity, Inc., Class A(a)	28,005
184	Veeva Systems, Inc., Class A(a)	30,901

		58,906

	Hotels, Restaurants & Leisure – 1.8%
29	Booking Holdings, Inc.(a)	54,215
2	Chipotle Mexican Grill, Inc.(a)	2,997
108	Hilton Worldwide Holdings, Inc.	14,608
78	Jack in the Box, Inc.	6,882
104	Marriott Vacations Worldwide Corp.	15,367
81	McDonald’s Corp.	22,085
529	Starbucks Corp.	45,806
236	Travel & Leisure Co.	8,963
536	Yum China Holdings, Inc.	22,164
217	Yum! Brands, Inc.	25,660

		218,747

Shares	Description	Value (†)

Common Stocks – continued

	Household Durables – 0.5%
45	DR Horton, Inc.	$3,460
289	KB Home	8,329
113	Meritage Homes Corp.(a)	8,606
644	PulteGroup, Inc.	25,753
389	Taylor Morrison Home Corp.(a)	10,246

		56,394

	Household Products – 0.5%
189	Church & Dwight Co., Inc.	14,011
84	Colgate-Palmolive Co.	6,202
282	Procter & Gamble Co. (The)	37,977

		58,190

	Independent Power & Renewable Electricity Producers – 0.1%
470	AES Corp. (The)	12,295

	Industrial Conglomerates – 0.4%
127	3M Co.	15,975
153	General Electric Co.	11,905
131	Honeywell International, Inc.	26,727

		54,607

	Insurance – 1.6%
32	Allstate Corp. (The)	4,040
422	American International Group, Inc.	24,054
35	Assurant, Inc.	4,755
51	Chubb Ltd.	10,959
166	First American Financial Corp.	8,366
100	Hanover Insurance Group, Inc. (The)	14,649
111	Hartford Financial Services Group, Inc. (The)	8,037
46	Marsh & McLennan Cos., Inc.	7,429
87	Prudential Financial, Inc.	9,152
256	Reinsurance Group of America, Inc.	37,676
143	Selective Insurance Group, Inc.	14,025
91	Travelers Cos., Inc. (The)	16,786
194	Willis Towers Watson PLC	42,333

		202,261

	Interactive Media & Services – 2.5%
700	Alphabet, Inc., Class A(a)	66,157
1,299	Alphabet, Inc., Class C(a)	122,963
782	Meta Platforms, Inc., Class A(a)	72,851
1,446	Pinterest, Inc., Class A(a)	35,572
270	Yelp, Inc.(a)	10,371

		307,914

	Internet & Direct Marketing Retail – 1.9%
263	Alibaba Group Holding Ltd., Sponsored ADR(a)	16,721
1,612	Amazon.com, Inc.(a)	165,133
681	eBay, Inc.	27,131
205	Etsy, Inc.(a)	19,252

		228,237

Shares	Description	Value (†)

Common Stocks – continued

	IT Services – 2.9%
49	Accenture PLC, Class A	$13,911
48	Automatic Data Processing, Inc.	11,602
288	Block, Inc.(a)	17,300
163	Cognizant Technology Solutions Corp., Class A	10,147
65	Concentrix Corp.	7,945
350	Fiserv, Inc.(a)	35,959
95	Gartner, Inc.(a)	28,682
232	Global Payments, Inc.	26,508
46	International Business Machines Corp.	6,361
24	Jack Henry & Associates, Inc.	4,778
53	Mastercard, Inc., Class A	17,394
28	Paychex, Inc.	3,313
404	PayPal Holdings, Inc.(a)	33,766
69	Perficient, Inc.(a)	4,621
523	Shopify, Inc., Class A(a)	17,902
16	VeriSign, Inc.(a)	3,207
507	Visa, Inc., Class A	105,030
49	WEX, Inc.(a)	8,043

		356,469

	Leisure Products – 0.1%
503	Mattel, Inc.(a)	9,537

	Life Sciences Tools & Services – 0.5%
36	Agilent Technologies, Inc.	4,980
15	Danaher Corp.	3,775
152	Illumina, Inc.(a)	34,781
53	Repligen Corp.(a)	9,672
11	Thermo Fisher Scientific, Inc.	5,654

		58,862

	Machinery – 1.5%
73	AGCO Corp.	9,064
39	Caterpillar, Inc.	8,442
31	Chart Industries, Inc.(a)	6,909
77	Cummins, Inc.	18,827
52	Deere & Co.	20,583
65	Dover Corp.	8,495
98	Fortive Corp.	6,262
22	Illinois Tool Works, Inc.	4,698
161	ITT, Inc.	12,299
127	Oshkosh Corp.	11,176
227	PACCAR, Inc.	21,981
134	Parker-Hannifin Corp.	38,943
160	Terex Corp.	6,486
140	Toro Co. (The)	14,760

		188,925

Shares	Description	Value (†)

Common Stocks – continued

	Media – 0.8%
8	Cable One, Inc.	$6,875
104	Charter Communications, Inc., Class A(a)	38,232
864	Comcast Corp., Class A	27,423
369	Interpublic Group of Cos., Inc. (The)	10,993
174	New York Times Co. (The), Class A	5,039
101	Omnicom Group, Inc.	7,348
74	Paramount Global, Class B	1,356

		97,266

	Metals & Mining – 0.4%
110	Alcoa Corp.	4,293
308	Cleveland-Cliffs, Inc.(a)	4,001
216	Commercial Metals Co.	9,828
70	Newmont Corp.	2,962
20	Nucor Corp.	2,628
65	Reliance Steel & Aluminum Co.	13,096
158	Steel Dynamics, Inc.	14,860

		51,668

	Multi-Utilities – 0.1%
120	Consolidated Edison, Inc.	10,555
48	DTE Energy Co.	5,382
31	WEC Energy Group, Inc.	2,831

		18,768

	Multiline Retail – 0.2%
144	Kohl’s Corp.	4,313
349	Macy’s, Inc.	7,277
46	Target Corp.	7,555

		19,145

	Oil, Gas & Consumable Fuels – 2.8%
797	Antero Midstream Corp.	8,488
1,003	APA Corp.	45,596
184	Chevron Corp.	33,286
524	CNX Resources Corp.(a)	8,809
427	ConocoPhillips	53,841
73	Diamondback Energy, Inc.	11,469
439	EOG Resources, Inc.	59,932
286	EQT Corp.	11,966
370	Exxon Mobil Corp.	41,000
160	HF Sinclair Corp.	9,787
577	Kinder Morgan, Inc.	10,455
187	Marathon Oil Corp.	5,694
39	Occidental Petroleum Corp.	2,831
102	ONEOK, Inc.	6,051
52	Phillips 66	5,423
18	Pioneer Natural Resources Co.	4,615
279	Range Resources Corp.	7,946
1,055	Southwestern Energy Co.(a)	7,311
41	Valero Energy Corp.	5,148
206	Williams Cos., Inc. (The)	6,742

		346,390

Shares	Description	Value (†)

Common Stocks – continued

	Pharmaceuticals – 2.1%
280	Bristol-Myers Squibb Co.	$21,692
38	Catalent, Inc.(a)	2,498
30	Eli Lilly & Co.	10,863
69	Jazz Pharmaceuticals PLC(a)	9,921
277	Johnson & Johnson	48,190
278	Merck & Co., Inc.	28,133
553	Novartis AG, Sponsored ADR	44,865
205	Novo Nordisk A/S, Sponsored ADR	22,312
157	Perrigo Co. PLC	6,324
377	Pfizer, Inc.	17,549
826	Roche Holding AG, Sponsored ADR	34,147
82	Zoetis, Inc.	12,364

		258,858

	Professional Services – 0.4%
133	Equifax, Inc.	22,549
97	Exponent, Inc.	9,240
131	Korn Ferry	7,282
53	Leidos Holdings, Inc.	5,384
78	ManpowerGroup, Inc.	6,111

		50,566

	Real Estate Management & Development – 0.3%
440	CBRE Group, Inc., Class A(a)	31,214
66	Jones Lang LaSalle, Inc.(a)	10,500

		41,714

	REITs - Apartments – 0.2%
38	AvalonBay Communities, Inc.	6,655
57	Camden Property Trust	6,586
144	Equity Residential	9,075

		22,316

	REITs - Diversified – 0.3%
669	American Assets Trust, Inc.	18,384
18	American Tower Corp.	3,730
13	Crown Castle, Inc.	1,732
169	VICI Properties, Inc.	5,411
101	Weyerhaeuser Co.	3,124

		32,381

	REITs - Health Care – 0.1%
665	Physicians Realty Trust	10,015
54	Ventas, Inc.	2,113
23	Welltower, Inc.	1,404

		13,532

Shares	Description	Value (†)

Common Stocks – continued

	REITs - Hotels – 0.0%
163	Host Hotels & Resorts, Inc.	$3,077

	REITs - Mortgage – 0.1%
459	KKR Real Estate Finance Trust, Inc.	7,996

	REITs - Office Property – 0.4%
1,170	Brandywine Realty Trust	7,675
574	Corporate Office Properties Trust	15,297
399	Douglas Emmett, Inc.	7,018
532	Easterly Government Properties, Inc.	9,252
177	Kilroy Realty Corp.	7,565

		46,807

	REITs - Shopping Centers – 0.2%
948	Brixmor Property Group, Inc.	20,202

	REITs - Single Tenant – 0.1%
322	National Retail Properties, Inc.	13,534

	REITs - Warehouse/Industrials – 0.0%
34	ProLogis, Inc.	3,766

	Road & Rail – 0.4%
292	CSX Corp.	8,486
25	J.B. Hunt Transport Services, Inc.	4,277
50	Norfolk Southern Corp.	11,403
102	Ryder System, Inc.	8,212
576	Uber Technologies, Inc.(a)	15,304
33	Union Pacific Corp.	6,506

		54,188

	Semiconductors & Semiconductor Equipment – 1.9%
73	Advanced Micro Devices, Inc.(a)	4,384
110	Analog Devices, Inc.	15,688
22	Broadcom, Inc.	10,343
99	Cirrus Logic, Inc.(a)	6,645
62	First Solar, Inc.(a)	9,025
441	Intel Corp.	12,538
217	Lattice Semiconductor Corp.(a)	10,527
75	Micron Technology, Inc.	4,058
585	NVIDIA Corp.	78,957
51	Qorvo, Inc.(a)	4,390
341	QUALCOMM, Inc.	40,122
69	Silicon Laboratories, Inc.(a)	7,930
43	Synaptics, Inc.(a)	3,810
107	Texas Instruments, Inc.	17,187
56	Universal Display Corp.	5,332
99	Wolfspeed, Inc.(a)	7,796

		238,732

Shares	Description	Value (†)

Common Stocks – continued

	Software – 4.5%
88	Adobe, Inc.(a)	$28,028
35	ANSYS, Inc.(a)	7,741
29	Aspen Technology, Inc.(a)	7,002
312	Autodesk, Inc.(a)	66,862
27	Cadence Design Systems, Inc.(a)	4,087
113	CommVault Systems, Inc.(a)	6,880
21	Fair Isaac Corp.(a)	10,056
14	Intuit, Inc.	5,985
479	Microsoft Corp.	111,190
123	NortonLifeLock, Inc.	2,771
1,437	Oracle Corp.	112,187
53	Paylocity Holding Corp.(a)	12,285
70	Qualys, Inc.(a)	9,979
27	Roper Technologies, Inc.	11,193
475	Salesforce, Inc.(a)	77,230
63	SPS Commerce, Inc.(a)	7,971
17	Synopsys, Inc.(a)	4,973
17	Tyler Technologies, Inc.(a)	5,497
369	Workday, Inc., Class A(a)	57,497

		549,414

	Specialty Retail – 0.6%
32	Asbury Automotive Group, Inc.(a)	5,048
18	Best Buy Co., Inc.	1,231
105	Boot Barn Holdings, Inc.(a)	5,964
94	Dick’s Sporting Goods, Inc.	10,693
64	Five Below, Inc.(a)	9,366
68	Home Depot, Inc. (The)	20,137
31	Lithia Motors, Inc.	6,143
165	TJX Cos., Inc. (The)	11,897
67	Williams-Sonoma, Inc.	8,297

		78,776

	Technology Hardware, Storage & Peripherals – 0.7%
491	Apple, Inc.	75,290
210	Hewlett Packard Enterprise Co.	2,997
120	HP, Inc.	3,314

		81,601

	Textiles, Apparel & Luxury Goods – 0.3%
60	Crocs, Inc.(a)	4,245
40	Deckers Outdoor Corp.(a)	13,997
104	NIKE, Inc., Class B	9,639
1,997	Under Armour, Inc., Class A(a)	14,878

		42,759

	Thrifts & Mortgage Finance – 0.1%
1,327	MGIC Investment Corp.	18,114

	Trading Companies & Distributors – 0.1%
66	GATX Corp.	6,911

Shares	Description	Value (†)

Common Stocks – continued

	Water Utilities – 0.2%
102	American States Water Co.	$9,227
42	American Water Works Co., Inc.	6,104
217	Essential Utilities, Inc.	9,596

		24,927

	Total Common Stocks (Identified Cost $7,476,456)	6,989,625

Principal Amount

Bonds and Notes – 4.1%

	Automotive – 0.1%
$ 6,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	5,521
1,000	Lear Corp., 4.250%, 5/15/2029	876
3,000	Toyota Motor Credit Corp., MTN, 2.150%, 2/13/2030	2,453

		8,850

	Banking – 0.7%
7,000	American Express Co., 3.700%, 8/03/2023	6,927
7,000	Bank of America Corp., MTN, 3.248%, 10/21/2027	6,247
4,000	Bank of New York Mellon Corp. (The), Series 12, MTN, 3.650%, 2/04/2024	3,932
3,000	Bank of Nova Scotia (The), 3.400%, 2/11/2024	2,935
6,000	Canadian Imperial Bank of Commerce, 1.250%, 6/22/2026	5,129
5,000	Citigroup, Inc., 4.600%, 3/09/2026	4,792
6,000	Goldman Sachs Group, Inc. (The), 3.750%, 5/22/2025	5,715
5,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	4,830
6,000	KeyCorp, MTN, 2.550%, 10/01/2029	4,831
3,000	Macquarie Group Ltd., (fixed rate to 11/28/2027, variable rate thereafter), 3.763%, 11/28/2028, 144A	2,647
3,000	Morgan Stanley, (fixed rate to 1/23/2029, variable rate thereafter), GMTN, 4.431%, 1/23/2030	2,738
3,000	Morgan Stanley, (fixed rate to 7/20/2026, variable rate thereafter), GMTN, 1.512%, 7/20/2027	2,544
7,000	PNC Financial Services Group, Inc. (The), 2.600%, 7/23/2026	6,316
3,000	Royal Bank of Canada, GMTN, 2.550%, 7/16/2024	2,861
3,000	Santander Holdings USA, Inc., 3.500%, 6/07/2024	2,877
4,000	State Street Corp., 2.400%, 1/24/2030	3,266

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Banking – continued
$ 3,000	Toronto-Dominion Bank (The), GMTN, 2.450%, 1/12/2032	$2,276
5,000	Truist Bank, 3.200%, 4/01/2024	4,857
7,000	Westpac Banking Corp., 2.350%, 2/19/2025	6,583

		82,303

	Brokerage – 0.1%
5,000	BlackRock, Inc., 2.400%, 4/30/2030	4,095
6,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	3,754

		7,849

	Building Materials – 0.1%
3,000	Fortune Brands Home & Security, Inc., 4.000%, 3/25/2032	2,456
5,000	Owens Corning, 3.950%, 8/15/2029	4,388

		6,844

	Chemicals – 0.0%
1,000	LYB International Finance BV, 5.250%, 7/15/2043	819

	Diversified Manufacturing – 0.1%
6,000	3M Co., 3.050%, 4/15/2030	5,135
3,000	Emerson Electric Co., 2.000%, 12/21/2028	2,499

		7,634

	Electric – 0.2%
6,000	Duke Energy Corp., 3.750%, 4/15/2024	5,887
6,000	Entergy Corp., 0.900%, 9/15/2025	5,255
3,000	Exelon Corp., 4.050%, 4/15/2030	2,691
7,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	5,557
2,000	Pacific Gas & Electric Co., 4.550%, 7/01/2030	1,752
1,000	Southern California Edison Co., Series C, 4.125%, 3/01/2048	727
6,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	5,611

		27,480

	Environmental – 0.0%
3,000	Republic Services, Inc., 1.450%, 2/15/2031	2,237
1,000	Waste Management, Inc., 2.950%, 6/01/2041	702

		2,939

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Finance Companies – 0.1%
$ 5,000	Ares Capital Corp., 3.250%, 7/15/2025	$4,511
3,000	Oaktree Specialty Lending Corp., 2.700%, 1/15/2027	2,488

		6,999

	Food & Beverage – 0.2%
8,000	Coca-Cola Co. (The), 1.450%, 6/01/2027	6,947
5,000	General Mills, Inc., 4.000%, 4/17/2025	4,860
3,000	Mondelez International, Inc., 2.750%, 4/13/2030	2,496
7,000	PepsiCo, Inc., 2.750%, 3/19/2030	6,047

		20,350

	Government Owned - No Guarantee – 0.1%
4,000	Equinor ASA, 3.625%, 4/06/2040	3,112
9,000	Federal National Mortgage Association, 6.625%, 11/15/2030	10,288

		13,400

	Health Insurance – 0.1%
5,000	Elevance Health, Inc., 4.101%, 3/01/2028	4,685
4,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	4,041

		8,726

	Healthcare – 0.1%
2,000	CHRISTUS Health, Series C, 4.341%, 7/01/2028	1,846
5,000	Cigna Corp., 3.750%, 7/15/2023	4,948
1,000	CVS Health Corp., 4.300%, 3/25/2028	938
3,000	DH Europe Finance II S.a.r.l., 2.200%, 11/15/2024	2,832
2,000	Kaiser Foundation Hospitals, 3.150%, 5/01/2027	1,837
3,000	Quest Diagnostics, Inc., 2.950%, 6/30/2030	2,507

		14,908

	Integrated Energy – 0.1%
5,000	Exxon Mobil Corp., 2.992%, 3/19/2025	4,784
4,000	Shell International Finance BV, 6.375%, 12/15/2038	4,219

		9,003

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Life Insurance – 0.0%
$ 1,000	Athene Holding Ltd., 6.150%, 4/03/2030	$970
4,000	Manulife Financial Corp., 3.703%, 3/16/2032	3,409

		4,379

	Mortgage Related – 0.7%
17,970	FHLMC, 2.500%, with various maturities from 2051 to 2052(b)	14,725
9,967	FHLMC, 3.000%, with various maturities from 2049 to 2052(b)	8,487
4,853	FHLMC, 3.500%, 5/01/2052	4,274
980	FHLMC, 4.000%, 7/01/2052	891
21,030	FNMA, 2.000%, with various maturities in 2051(b)	16,627
19,204	FNMA, 2.500%, with various maturities in 2051(b)	15,796
19,774	FNMA, 3.000%, with various maturities from 2034 to 2052(b)	16,921
14,307	FNMA, 3.500%, with various maturities from 2049 to 2052(b)	12,618
421	FNMA, 4.000%, 3/01/2050	385
476	FNMA, 4.500%, with various maturities in 2049(b)	454

		91,178

	Natural Gas – 0.1%
6,000	NiSource, Inc., 0.950%, 8/15/2025	5,313

	Pharmaceuticals – 0.1%
5,000	AbbVie, Inc., 3.600%, 5/14/2025	4,798
2,000	Biogen, Inc., 2.250%, 5/01/2030	1,573
5,000	Bristol-Myers Squibb Co., 3.400%, 7/26/2029	4,542
2,000	Viatris, Inc., 3.850%, 6/22/2040	1,246

		12,159

	Property & Casualty Insurance – 0.0%
1,000	Fidelity National Financial, Inc., 3.400%, 6/15/2030	802

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Railroads – 0.0%
$ 5,000	CSX Corp., 2.600%, 11/01/2026	$4,533

	REITs - Apartments – 0.0%
2,000	Essex Portfolio LP, 3.000%, 1/15/2030	1,628

	REITs - Health Care – 0.0%
2,000	Welltower, Inc., 2.800%, 6/01/2031	1,541

	REITs - Office Property – 0.1%
5,000	Alexandria Real Estate Equities, Inc., 3.800%, 4/15/2026	4,735
3,000	Boston Properties LP, 2.750%, 10/01/2026	2,657
7,000	Piedmont Operating Partnership LP, 3.150%, 8/15/2030	5,279

		12,671

	REITs - Single Tenant – 0.0%
1,000	Realty Income Corp., 3.400%, 1/15/2028	896
1,000	Spirit Realty LP, 2.700%, 2/15/2032	707

		1,603

	REITs - Warehouse/Industrials – 0.0%
3,000	Prologis LP, 1.250%, 10/15/2030	2,196

	Restaurants – 0.0%
5,000	Starbucks Corp., 2.250%, 3/12/2030	4,051

	Retailers – 0.1%
5,000	Amazon.com, Inc., 3.875%, 8/22/2037	4,251
6,000	TJX Cos., Inc. (The), 1.150%, 5/15/2028	4,851

		9,102

	Technology – 0.2%
6,000	Apple, Inc., 2.500%, 2/09/2025	5,723
4,000	Broadcom, Inc., 4.926%, 5/15/2037, 144A	3,298
3,000	Intel Corp., 2.450%, 11/15/2029	2,480
5,000	International Business Machines Corp., 4.000%, 6/20/2042	3,862
3,000	NVIDIA Corp., 2.850%, 4/01/2030	2,552

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Technology – continued
$ 6,000	Oracle Corp., 2.950%, 5/15/2025	$5,641
7,000	QUALCOMM, Inc., 1.650%, 5/20/2032	5,257

		28,813

	Treasuries – 0.7%
9,000	U.S. Treasury Bond, 1.250%, 5/15/2050	4,637
7,000	U.S. Treasury Bond, 2.250%, 5/15/2041	5,047
5,000	U.S. Treasury Bond, 2.500%, 5/15/2046	3,568
14,000	U.S. Treasury Bond, 2.875%, 11/15/2046	10,768
16,000	U.S. Treasury Bond, 3.000%, 5/15/2045	12,621
8,000	U.S. Treasury Bond, 3.000%, 2/15/2048	6,317
10,000	U.S. Treasury Bond, 3.000%, 2/15/2049	7,979
23,000	U.S. Treasury Note, 0.375%, 11/30/2025	20,336
16,000	U.S. Treasury Note, 2.125%, 12/31/2022	15,951

		87,224

	Utility Other – 0.0%
7,000	Essential Utilities, Inc., 4.276%, 5/01/2049	5,185

	Wireless – 0.0%
5,000	Vodafone Group PLC, 6.150%, 2/27/2037	4,707

	Wirelines – 0.1%
2,000	AT&T, Inc., 3.650%, 6/01/2051	1,330
5,000	Verizon Communications, Inc., 3-month LIBOR + 1.100%, 4.005%, 5/15/2025(c)	4,997

		6,327

	Total Bonds and Notes (Identified Cost $593,102)	501,516

Shares

Exchange-Traded Funds – 8.0%
16,653	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $1,231,234)	989,188

Mutual Funds – 12.9%
51,283	WCM Focused Emerging Markets Fund, Institutional Class	589,245
53,724	WCM Focused International Growth Fund, Institutional Class	990,134

	Total Mutual Funds (Identified Cost $2,174,951)	1,579,379

Shares	Description	Value (†)

Affiliated Mutual Funds – 15.4%
30,605	Loomis Sayles Inflation Protected Securities Fund, Class N	$294,723
18,507	Loomis Sayles Limited Term Government and Agency Fund, Class N	196,173
50,301	Mirova Global Green Bond Fund, Class N	413,981
101,848	Mirova International Sustainable Equity Fund, Class N	982,836

	Total Affiliated Mutual Funds (Identified Cost $2,406,937)	1,887,713

Principal Amount

Short-Term Investments – 2.7%
$ 330,662	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/31/2022 at 1.100% to be repurchased at $330,672 on 11/01/2022 collateralized by $346,200 U.S. Treasury Note, 3.000% due 6/30/2024 valued at $337,613 including accrued interest(d) (Identified Cost $330,662)	330,662

	Total Investments – 100.0% (Identified Cost $14,213,342)	12,278,083
	Other assets less liabilities – (0.0)%	(4,776)

	Net Assets – 100.0%	$12,273,307

(†)	Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund’s Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board’s oversight.

Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-end investment companies are valued at net asset value per share.

Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.

Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.

The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund’s investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund’s net asset value (“NAV”) is calculated. Fair valuation by the Fund’s valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)	The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation and Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(c)	Variable rate security. Rate as of October 31, 2022 is disclosed.
(d)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of October 31, 2022, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2022, the value of Rule 144A holdings amounted to $5,945 or less than 0.1% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Affiliated Fund Transactions

A summary of affiliated fund transactions for each underlying fund held by the Fund for the period ended October 31, 2022, is as follows:

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Shares as of October 31, 2022	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$243,258	$121,494	$20,119	$(871)	$(49,039)	$294,723	30,605	$18,202
Loomis Sayles Limited Term Government and Agency Fund, Class N	189,816	44,036	25,755	(1,033)	(10,891)	196,173	18,507	2,132
Mirova Global Green Bond Fund, Class N	221,776	265,237	14,521	(1,798)	(56,713)	413,981	50,301	3,499
Mirova International Sustainable Equity Fund, Class N	952,881	341,455	27,953	(3,768)	(279,779)	982,836	101,848	—

	$1,607,731	$772,222	$88,348	$(7,470)	$(396,422)	$1,887,713	201,261	$23,833

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund’s pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.

Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2022, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$6,989,625	$—	$—	$6,989,625
Bonds and Notes*	—	501,516	—	501,516
Exchange-Traded Funds	989,188	—	—	989,188
Mutual Funds	1,579,379	—	—	1,579,379
Affiliated Mutual Funds	1,887,713	—	—	1,887,713
Short-Term Investments	—	330,662	—	330,662

Total	$11,445,905	$832,178	$—	$12,278,083

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Asset Allocation Summary at October 31, 2022 (Unaudited)

Equity	85.8%
Fixed Income	11.5
Short-Term Investments	2.7
Total Investments	100.0
Other assets less liabilities	(0.0)

Net Assets	100.0%